OTHER NON-CURRENT ASSETS - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of other non-current assets:
Other non-current assets	$ 1,494	$ 2,342
Mark-to-market interest rate swaps valuation (see note 24)	1,285	15,815
Other non-current assets	2,779	18,157
NR Satu
Components of other non-current assets:
Capitalized commission expenses and lease incentives	1,500	2,200
Amortization expense	$ 700	$ 700	$ 700